Portfolio of Investments
Wanger Select, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 5.7%
Entertainment 5.7%
Madison Square Garden Co. (The), Class A(a) Sports, entertainment and media	8,494	2,238,339
Zynga, Inc., Class A(a) Social gaming company	661,722	3,851,222
Total		6,089,561
Total Communication Services		6,089,561
Consumer Discretionary 12.7%
Auto Components 3.5%
Dorman Products, Inc.(a) Automotive products and home hardware	46,430	3,693,042
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a) Online post secondary education	1,768	173,618
Internet & Direct Marketing Retail 3.7%
Wayfair, Inc., Class A(a) Retails household goods online	35,167	3,942,924
Specialty Retail 5.4%
Five Below, Inc.(a) Specialty value retailer	27,702	3,493,222
Ulta Beauty, Inc.(a) Chain of beauty stores	8,900	2,230,785
Total		5,724,007
Total Consumer Discretionary		13,533,591
Consumer Staples 2.4%
Personal Products 2.4%
Inter Parfums, Inc. Fragrances and related products	37,244	2,605,963
Total Consumer Staples		2,605,963
Financials 9.7%
Banks 3.9%
SVB Financial Group(a) Holding company for Silicon Valley Bank	19,742	4,125,091
Capital Markets 2.9%
Ares Management Corp., Class A Asset management firm	114,918	3,080,952
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.9%
Walker & Dunlop, Inc. Commercial real estate financial services	55,326	3,094,383
Total Financials		10,300,426
Health Care 27.7%
Biotechnology 5.0%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	43,606	1,412,835
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	30,858	2,635,273
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	29,986	1,282,801
Total		5,330,909
Health Care Equipment & Supplies 10.8%
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	179,041	2,234,432
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	30,809	4,584,071
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	15,767	2,120,504
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	59,773	2,529,593
Total		11,468,600
Health Care Providers & Services 8.1%
Chemed Corp. Hospice and palliative care services	9,233	3,855,424
Encompass Health Corp. Inpatient rehabilitative healthcare services	74,970	4,744,101
Total		8,599,525
Life Sciences Tools & Services 2.4%
Pra Health Sciences, Inc.(a) Global contract research organization	26,211	2,600,917
Pharmaceuticals 1.4%
Optinose, Inc.(a),(b) Health care services	212,056	1,484,392
Total Health Care		29,484,343
Wanger Select | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 12.0%
Construction & Engineering 3.4%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	81,133	3,588,513
Machinery 5.5%
ITT, Inc. Engineered components & customized technology solutions	58,397	3,573,312
SPX Corp.(a) Engineered products and technologies	58,000	2,320,580
Total		5,893,892
Trading Companies & Distributors 3.1%
Air Lease Corp. Aircraft leasing company	78,327	3,275,635
Total Industrials		12,758,040
Information Technology 25.1%
Electronic Equipment, Instruments & Components 2.4%
Cognex Corp. Machine vision systems	53,043	2,606,003
IT Services 11.7%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	75,883	4,633,416
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	17,456	1,239,725
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	18,076	2,584,687
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	61,183	4,036,855
Total		12,494,683
Semiconductors & Semiconductor Equipment 3.5%
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	40,192	3,708,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.5%
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	40,047	2,646,305
New Relic, Inc.(a) Cloud based application performance management solutions	41,791	2,568,057
Qualys, Inc.(a) Information technology security risk and compliance management solutions	35,991	2,719,840
Total		7,934,202
Total Information Technology		26,743,806
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
UMH Properties, Inc. Real estate investment trust	242,026	3,407,726
Total Real Estate		3,407,726
Total Common Stocks (Cost: $96,789,175)		104,923,456

Securities Lending Collateral 0.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(c),(d)	597,277	597,277
Total Securities Lending Collateral (Cost: $597,277)		597,277

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 2.073%(c),(e)	1,208,566	1,208,445
Total Money Market Funds (Cost: $1,208,445)		1,208,445
Total Investments in Securities (Cost $98,594,897)		106,729,178
Obligation to Return Collateral for Securities Loaned		(597,277)
Other Assets & Liabilities, Net		364,912
Net Assets		$106,496,813

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $557,907.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
2	Wanger Select | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger Select, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,395,951	65,102,210	(67,289,595)	1,208,566	(299)	—	44,765	1,208,445
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Select | Quarterly Report 2019	3